SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Stock conversion basis at time of business combination	1
Stock conversion percentage threshold	20.00%
Class A Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, issued (in shares)	17,250,000	17,250,000
Ordinary shares subject to possible redemption, outstanding (in shares)	17,250,000	17,250,000
Ordinary shares, shares issued (in shares)	0	0
Ordinary shares, shares outstanding (in shares)	0	0
Voting right per share | Vote	1
Class B Ordinary Shares [Member]
Stockholders' Equity [Abstract]
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	4,312,500	4,312,500
Ordinary shares, shares outstanding (in shares)	4,312,500	4,312,500
Voting right per share | Vote	1